Cash and Due from banks at amortized cost	12 Months Ended
Dec. 31, 2020
Cash and Due from banks at amortized cost [Abstract]
Cash and Due from banks at amortized cost
8.	Cash and due from banks at amortized cost

(a)	Cash and due from banks at amortized cost as of December 31, 2019 and 2020 are as follows:

	2019		2020
Cash and cash equivalents
Cash	~~W~~	2,573,579	1,782,301
Cash equivalents		9,307	22,979

	2,582,886		1,805,280

Deposits denominated in Korean won:
Reserve deposits		13,840,988	16,957,521
Time deposits		1,413,964	950,624
Other		1,890,541	3,953,337

	17,145,493		21,861,482

Deposits denominated in foreign currency:
Deposits		5,616,049	5,576,206
Time deposits		2,393,885	2,721,849
Other		697,505	1,455,732

	8,707,439		9,753,787

Allowance for credit losses		(12,074)	(10,007)

	~~W~~ 28,423,744		33,410,542

(b)	Restricted due from banks at amortized cost as of December 31, 2019 and 2020 are as follows:

	2019		2020	Related Regulations or Acts
Deposits denominated in Korean won:
Reserve deposits	~~W~~	13,840,988	16,957,521	Article 55 of the Bank of Korea Act
Other		1,081,698	2,390,761	Article 28 and 70 of the Bank of Korea Act, Article 74 of the Capital Markets and Financial Investment Business Act, etc.

		14,922,686	19,348,282

Deposits denominated in foreign currency		1,584,239	2,621,129	Articles of the Bank of Korea Act, New York State Banking Act, derivatives, etc.

	~~W~~	16,506,925	21,969,411